Loans and advances to clients (Details 11) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Overdue	R$ 875	R$ 2,066	R$ 3,531
Due:
Within 1 year	2,076,223	1,197,133	1,067,567
In 1 to 5 years	1,451,931	1,888,521	1,642,506
In over 5 years	21,401	123,496	132,459
Total	R$ 3,550,430	R$ 3,211,216	R$ 2,846,063